Labor obligations - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average duration period of the benefit obligation	14 years 4 months 24 days	12 years 10 months 24 days	11 years 9 months 10 days
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 18,944
Decrease in benefit obligation	$ 13,246
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 15,887
Decrease in benefit obligation	$ 13,550